Derivatives and Hedge Accounting	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedge Accounting	Derivatives and Hedge AccountingWe use derivatives and other financial instruments as part of our financial risk management programs and as part of our investment operations. Interest rate derivatives (such as interest rate swaps) are used to manage interest rate risk associated with embedded derivatives contained in insurance contract liabilities and fixed maturity securities as well as other interest rate sensitive assets and liabilities. Foreign exchange derivatives (principally foreign exchange forwards and swaps) are used to economically mitigate risk associated with foreign denominated investments, net capital exposures and foreign currency transactions. Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities and economically hedge certain investments. We use credit derivatives to manage our credit exposures. The derivatives are effective economic hedges of the exposures that they are meant to offset. In addition to hedging activities, we also enter into derivative instruments with respect to investment operations, which may include, among other things, CDSs and purchases of investments with embedded derivatives, such as equity linked notes and convertible bonds.
Interest rate, currency and equity swaps, credit contracts, swaptions, options and forward transactions are accounted for as derivatives, recorded on a trade-date basis and carried at fair value. Unrealized gains and losses are generally reflected in income, except in certain situations in which hedge accounting is applied and unrealized gains and losses are reflected in AOCI. Aggregate asset or liability positions are netted on the Consolidated Balance Sheets only to the extent permitted by qualifying master netting arrangements in place with each respective counterparty. Cash collateral posted with counterparties in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative liability, while cash collateral received in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative asset.
Derivatives, with the exception of embedded derivatives, are reported at fair value in the Consolidated Balance Sheets in Other assets and Other liabilities. Embedded derivatives are generally presented with the host contract in the Consolidated Balance Sheets. A bifurcated embedded derivative is measured at fair value and accounted for in the same manner as a freestanding derivative contract. The corresponding host contract is accounted for according to the accounting guidance applicable for that instrument
For additional information on embedded derivatives, see Notes 4 and 12.
The following table presents the notional amounts of our derivatives and the fair value of derivative assets and liabilities in the Consolidated Balance Sheets:

	December 31, 2022				December 31, 2021
	Gross Derivative Assets		Gross Derivative Liabilities		Gross Derivative Assets		Gross Derivative Liabilities
(in millions)	Notional Amount	Fair Value	Notional Amount	Fair Value	Notional Amount	Fair Value	Notional Amount	Fair Value
Derivatives designated as hedging instruments:(a)
Interest rate contracts	$155	$202	$1,798	$77	$352	$274	$980	$14
Foreign exchange contracts	3,535	575	3,354	176	4,058	262	2,861	55
Derivatives not designated as hedging instruments:(a)
Interest rate contracts	27,656	1,371	21,553	2,599	28,056	1,637	23,219	1,562
Foreign exchange contracts	4,630	672	6,673	456	4,047	410	5,413	311
Equity contracts	26,041	417	9,962	27	60,192	4,670	38,932	4,071
Credit contracts	—	—	—	—	1,840	1	—	—
Other contracts(b)	47,128	15	48	—	43,839	13	133	—
Total derivatives, gross	$109,145	$3,252	$43,388	$3,335	$142,384	$7,267	$71,538	$6,013
Counterparty netting(c)		(2,547)		(2,547)		(5,785)		(5,785)
Cash collateral(d)		(406)		(691)		(798)		(37)
Total derivatives on Consolidated Balance Sheets(e)		$299		$97		$684		$191
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(a)Fair value amounts are shown before the effects of counterparty netting adjustments and offsetting cash collateral.
(b)Consists primarily of stable value wraps and contracts with multiple underlying exposures.
(c)Represents netting of derivative exposures covered by a qualifying master netting agreement.
(d)Represents cash collateral posted and received that is eligible for netting.
(e)Freestanding derivatives only, excludes embedded derivatives. Derivative instrument assets and liabilities are recorded in Other assets and Other liabilities, respectively. Fair value of assets related to bifurcated embedded derivatives was $9 million and zero, respectively, at December 31, 2022 and December 31, 2021. Fair value of liabilities related to bifurcated embedded derivatives was $8.4 billion and $17.7 billion, respectively, at December 31, 2022 and December 31, 2021. A bifurcated embedded derivative is generally presented with the host contract in the Consolidated Balance Sheets. Embedded derivatives are primarily related to guarantee features in variable annuity products, which include equity and interest rate components, and the funds withheld arrangement with Fortitude Re. For additional information, see Note 7.
The following table presents the gross notional amounts of our derivatives and the fair value of derivative assets and liabilities with related parties and third parties:

	December 31, 2022				December 31, 2021
	Gross Derivative Assets		Gross Derivative Liabilities		Gross Derivative Assets		Gross Derivative Liabilities
(in millions)	Notional Amount	Fair Value	Notional Amount	Fair Value	Notional Amount	Fair Value	Notional Amount	Fair Value
Total derivatives with related parties	$60,633	$3,177	$42,109	$3,154	$96,862	$7,182	$68,623	$5,778
Total derivatives with third parties	48,512	75	1,279	181	45,522	85	2,915	235
Total derivatives, gross	$109,145	$3,252	$43,388	$3,335	$142,384	$7,267	$71,538	$6,013
As of December 31, 2022 and December 31, 2021, the following amounts were recorded on the Consolidated Balance Sheets related to the carrying amount of the hedged assets (liabilities) and cumulative basis adjustments included in the carrying amount for fair value hedges:

	December 31, 2022		December 31, 2021
(in millions)	Carrying Amount of the Hedged Assets (Liabilities)	Cumulative Amount of Fair Value Hedging Adjustments Included In the Carrying Amount of the Hedged Assets Liabilities	Carrying Amount of the Hedged Assets (Liabilities)	Cumulative Amount of Fair Value Hedging Adjustments Included In the Carrying Amount of the Hedged Assets Liabilities
Balance sheet line item in which hedged item is recorded:
Fixed maturities, available for sale, at fair value	$6,520	$—	$7,478	$—
Commercial mortgage and other loans(a)	—	(25)	—	(6)
Policyholder contract deposits(b)	(2,218)	68	(1,500)	(79)
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(a)This relates to hedge accounting that has been discontinued, but the respective loans are still held. The cumulative adjustment is being amortized into earnings over the remaining life of the loan.
(b)This relates to fair value hedges on GICs.
COLLATERAL
We engage in derivative transactions that are not subject to a clearing requirement directly with related parties and unaffiliated third parties in most cases, under International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements. Many of the ISDA Master Agreements also include Credit Support Annex provisions, which provide for collateral postings that may vary at various ratings and threshold levels. We attempt to reduce our risk with certain counterparties by entering into agreements that enable collateral to be obtained from a counterparty on an up-front or contingent basis. We minimize the risk that counterparties might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and generally requiring additional collateral to be posted upon the occurrence of certain events or circumstances.
Collateral posted by us to third parties for derivative transactions was $255 million and $317 million at December 31, 2022 and December 31, 2021, respectively. Collateral posted by us to related parties for derivative transactions was $1.5 billion and $803 million at December 31, 2022 and December 31, 2021, respectively. In the case of collateral posted under derivative transactions that are not subject to clearing, this collateral can generally be repledged or resold by the counterparties. Collateral provided to us from third parties for derivative transactions was $40 million and $53 million at December 31, 2022 and December 31, 2021, respectively. Collateral provided to us from related parties for derivative transactions was $380 million and $770 million at December 31, 2022 and December 31, 2021, respectively. In the case of collateral provided to us under derivative transactions that are not subject to clearing, we generally can repledge or resell collateral.
OFFSETTING
We have elected to present all derivative receivables and derivative payables, and the related cash collateral received and paid, on a net basis on our Consolidated Balance Sheets when a legally enforceable ISDA Master Agreement exists between us and our derivative counterparty. An ISDA Master Agreement is an agreement governing multiple derivative transactions between two counterparties. The ISDA Master Agreement generally provides for the net settlement of all, or a specified group, of these derivative transactions, as well as transferred collateral, through a single payment, and in a single currency, as applicable. The net settlement provisions apply in the event of a default on, or affecting any, one derivative transaction or a termination event affecting all, or a specified group of, derivative transactions governed by the ISDA Master Agreement.
HEDGE ACCOUNTING
We designated certain derivatives entered into with related parties as fair value hedges of available-for-sale securities held by our insurance subsidiaries. The fair value hedges include foreign currency forwards and cross-currency swaps designated as hedges of the change in fair value of foreign currency denominated available-for-sale securities attributable to changes in foreign exchange rates. We also designated certain interest rate swaps entered into with related parties as fair value hedges of fixed rate GICs and commercial mortgage loans attributable to changes in benchmark interest rates.
During 2022, we designated certain interest rate swaps entered into with related parties as cash flow hedges of forecasted coupon payments associated with anticipated long-term debt issuances. For the year ended December 31, 2022, we recognized derivative gains of $223 million in accumulated other comprehensive income, of which, $21 million has been reclassified into Interest expense. The remaining amount in accumulated other comprehensive income, of $202 million, will be reclassified into Interest expense over the life of the hedging relationship, which can extend up to 30 years. We expect $28 million to be reclassified into Interest expense over the next 12 months. There are no amounts excluded from the assessment of hedge effectiveness that are recognized in earnings
For additional information related to the debt issuances, see Note 13.
We use cross-currency swaps as hedging instruments in net investment hedge relationships to mitigate the foreign exchange risk associated with our non-U.S. dollar functional currency foreign subsidiaries. For net investment hedge relationships that use derivatives as hedging instruments, we assess hedge effectiveness and measure hedge ineffectiveness using changes in forward rates. For the years ended December 31, 2022, 2021 and 2020, we recognized gains (losses) of $9 million, $8 million and $(5) million, respectively, included in Change in foreign currency translation adjustment in Other comprehensive income (loss) related to the net investment hedge relationships. The gains (losses) recognized primarily include transactions with related parties. A qualitative methodology is utilized to assess hedge effectiveness for net investment hedges, while regression analysis is employed for all other hedges.
The following table presents the gain (loss) recognized in earnings on our derivative instruments in fair value hedging relationships in the Consolidated Statements of Income:

	Gains/(Losses) Recognized in Earnings for:
(in millions)	Hedging Derivatives(a)(c)	Excluded Components(b)(c)	Hedged Items	Net Impact
Year Ended December 31, 2022
Interest rate contracts:
Realized gains (losses)	$—	$—	$—	$—
Interest credited to policyholder account balances	(156)	—	151	(5)
Net investment income	11	—	(12)	(1)
Foreign exchange contracts:
Realized gains (losses)	459	171	(459)	171
Year Ended December 31, 2021
Interest rate contracts:
Realized gains (losses)	$—	$—	$—	$—
Interest credited to policyholder account balances	(62)	18	54	10
Net investment income	9	—	(11)	(2)
Foreign exchange contracts:
Realized gains (losses)	260	31	(260)	31
Year Ended December 31, 2020
Interest rate contracts:
Realized gains (losses)	$—	$—	$—	$—
Interest credited to policyholder account balances	47	1	(53)	(5)
Net investment income	(6)	—	5	(1)
Foreign exchange contracts:
Realized gains (losses)	(298)	98	298	98
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(a)Gains and losses on derivative instruments designated and qualifying in fair value hedges that are included in the assessment of hedge effectiveness.
(b)Gains and losses on derivative instruments designated and qualifying in fair value hedges that are excluded from the assessment of hedge effectiveness and recognized in earnings on a mark-to-market basis.
(c)Primarily consists of gains and losses with related parties.
DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
The following table presents the effect of derivative instruments not designated as hedging instruments in the Consolidated Statements of Income:

Years Ended December 31,	Gains (Losses) Recognized in Earnings
(in millions)	2022	2021	2020
By Derivative Type:
Interest rate contracts	$(2,386)	$(585)	$1,643
Foreign exchange contracts	1,028	476	(239)
Equity contracts	(483)	(742)	206
Credit contracts	(1)	(11)	42
Other contracts	64	64	60
Embedded derivatives within policyholder contract deposits	4,427	1,450	(2,154)
Fortitude Re funds withheld embedded derivative	6,347	(687)	(3,978)
Total(a)	$8,996	$(35)	$(4,420)
By Classification:
Policy fees	$61	$62	$62
Net investment income	(10)	6	2
Net realized gains - excluding Fortitude Re funds withheld assets	2,738	555	(916)
Net realized gains (losses) on Fortitude Re funds withheld assets	(121)	33	398
Net realized gains (losses) on Fortitude Re funds withheld embedded derivatives	6,347	(687)	(3,978)
Policyholder benefits	(19)	(4)	12
Total(a)	$8,996	$(35)	$(4,420)
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(a)Includes gains (losses) with related parties of $(2.5) billion, $(363) million and $2.4 billion for the years ended December 31, 2022, 2021, and 2020, respectively.
HYBRID SECURITIES WITH EMBEDDED CREDIT DERIVATIVES
We invest in hybrid securities (such as credit-linked notes) with the intent of generating income, and not specifically to acquire exposure to embedded derivative risk. As is the case with our other investments in RMBS, CMBS, CLOs, ABS and CDOs, our investments in these hybrid securities are exposed to losses only up to the amount of our initial investment in the hybrid security. Other than our initial investment in the hybrid securities, we have no further obligation to make payments on the embedded credit derivatives in the related hybrid securities.
We elect to account for our investments in these hybrid securities with embedded written credit derivatives at fair value, with changes in fair value recognized in Net investment income and Other income. Our investments in these hybrid securities are reported as Other bond securities in the Consolidated Balance Sheets. The fair values of these hybrid securities were zero and $121 million at December 31, 2022 and December 31, 2021, respectively. These securities have par amounts of $25 million and $884 million at December 31, 2022 and December 31, 2021, respectively, and have remaining stated maturity dates that extend to 2052. The majority of these securities were sold in the fourth quarter of 2022 resulting in the decrease in fair value and par value.